Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-52598
Entity Registrant Name	KENTUCKY BANCSHARES, INC.
Entity Central Index Key	0001000232
Entity Tax Identification Number	61-0993464
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	P.O. Box 157
Entity Address, City or Town	Paris
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40362-0157
City Area Code	859
Local Phone Number	987-1795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	KTYB
Entity Emerging Growth Company	false